The Hartford Mutual Funds II, Inc.

690 Lee Road

Wayne, PA 19087

November 16, 2021

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The Hartford Mutual Funds II, Inc., File Nos. 002-11387/811-00558

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectus and statement of additional information being used in connection with the offering of shares of Hartford Schroders Sustainable Core Bond Fund, a new series of The Hartford Mutual Funds II, Inc. (the “Registrant”), under Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify the following pursuant to Rule 497(j) under the Securities Act:

1.

that the form of prospectus and statement of additional information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 170 to the Registrant’s registration statement (the “Amendment”) filed on November 12, 2021; and

2.	that the text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on November 12, 2021.

No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 610-386-1789.

Sincerely,

/s/ Michelle M. Lombardo
Michelle M. Lombardo
Assistant Secretary

cc: John V. O’Hanlon, Esq.